Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities:
Net loss for the period	$ (1,212)	$ (839)
Interest paid	(23)	(13)
Income tax paid	(5)	(3)
Adjustments for:
Depreciation of property and equipment	174	111
Amortization of intangible assets	56	78
Depreciation of right of use assets	87	76
Share-based compensation expense	43	126
Gain on derecognition of right of use assets	(27)
Financing costs	28	18
Changes in working capital:
Amounts receivable	(3,097)	(143)
Unbilled revenue and prepaid expenses	2,674	(123)
Accounts payable and accrued liabilities	(954)	(264)
Unearned revenue	1,717	2,661
Gain on foreign currency translation	(79)	(2)
Cash flows (used by) provided in operating activities	(618)	1,683
Investing activities:
Purchase of property and equipment	(166)	(219)
Additions to intangible assets	(32)	(67)
Cash flows used in investing activities	(198)	(286)
Financing activities:
Proceeds from private placement	8,692	37
Issuance costs	(807)	(16)
Exercise of warrants		155
Payment of lease obligations	(86)	(98)
Repayment of bank loan	(9)	(11)
Repayment of loan payable	(23)
Repayment of government loans	(47)	(33)
Cash flows provided by financing activities	7,720	34
Effect of foreign exchange on cash	54	(11)
Increase in cash	6,958	1,420
Cash, beginning of period	445	677
Cash, end of period	$ 7,403	$ 2,097